August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$280	$ 286,708
California — 0.3%
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	875	800,636
New Jersey — 84.5%
Corporate — 3.3%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	510,326
New Jersey Economic Development Authority, Refunding RB(a)
AMT, 3.75%, 11/01/34	5,000	5,054,172
Series A, AMT, 2.20%, 10/01/39	3,880	3,577,879
		9,142,377
County/City/Special District/School District — 16.3%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,416,517
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	180	185,039
Series B, (AGM), 5.00%, 11/01/44	200	204,385
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	300	312,386
Series A, (AGM), 5.00%, 11/01/42	105	108,572
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,142,930
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	2,500	2,520,767
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	885	890,982
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,069,387
(AGM), 2.25%, 08/15/46	1,850	1,139,810
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	947,445
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,005,441
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,683,363
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	897,107
(SCH BD RES FD), 4.00%, 07/15/39	740	721,130
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,000	989,386
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	2,985,936
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,198,038
New Jersey Economic Development Authority, RB, 5.00%, 12/15/28(c)	2,040	2,209,736
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	5,670	4,306,689
AMT, 3.00%, 08/01/43	5,600	4,133,892
Security	Par (000)	Value
County/City/Special District/School District (continued)
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	$630	$ 521,318
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	339,457
3.00%, 06/01/38	410	352,282
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,180	1,181,129
Series A, AMT, (GTD), 5.25%, 12/01/31	5,805	5,831,076
		45,294,200
Education — 12.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,100,655
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	225,287
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	512,315
Gloucester County Improvement Authority, Refunding RB(d)
07/01/43	500	516,821
07/01/44	500	513,436
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	628,365
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	100	100,792
Series A, 5.13%, 11/01/29(b)	100	102,383
Series A, 5.25%, 07/01/37(b)	470	452,318
Series A, 6.25%, 11/01/38(b)	210	215,298
Series A, 5.38%, 07/01/47(b)	815	715,452
Series A, 5.00%, 12/01/48	2,190	2,120,829
Series A, 5.00%, 06/15/49(b)	135	121,073
Series A, 5.00%, 01/01/50	265	240,655
Series A, 5.00%, 07/01/50	200	175,906
Series A, 6.50%, 11/01/52(b)	1,210	1,223,893
Series A, 5.25%, 11/01/54(b)	1,100	914,256
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,809,533
(AGM), 5.00%, 06/01/42	690	692,659
Series A, 5.63%, 08/01/34(b)	230	230,138
Series A, 5.00%, 09/01/37(b)	315	315,197
Series A, 5.88%, 08/01/44(b)	430	429,978
Series A, 5.13%, 09/01/52(b)	1,000	921,072
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	8,130	8,530,240
Series C, (AGM), 3.25%, 07/01/49	290	215,726
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,500,762
Series H, (AGM), 4.00%, 07/01/39	715	687,218
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	375	351,949
Series B, AMT, 4.25%, 12/01/45	1,030	1,008,458
Sub-Series C, AMT, 4.00%, 12/01/48	700	558,758
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	238,499
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	445,678
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	1,450	1,440,750
Series B, AMT, 4.00%, 12/01/41	660	651,202

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Sub-Series C, AMT, 3.63%, 12/01/49	$1,065	$ 778,648
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,011,462
New Jersey Institute of Technology, Refunding RB, Series A, (BAM), 5.25%, 07/01/50	790	806,869
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	269,510
Series A, 5.00%, 01/01/60	200	177,300
		34,951,340
Health — 7.5%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	276,881
5.00%, 01/01/39	520	498,536
5.00%, 01/01/49	500	446,479
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	2,956,939
2.38%, 07/01/46	3,740	2,269,297
3.00%, 07/01/51	9,155	6,550,273
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	285,448
5.00%, 07/01/34	1,000	1,013,834
4.00%, 07/01/41	1,000	924,021
Series A, 4.00%, 07/01/32	2,300	2,324,256
Series A, 5.00%, 07/01/43	900	896,010
Series A, 4.13%, 07/01/54	1,085	916,192
Series A, 5.25%, 07/01/54	1,340	1,373,108
		20,731,274
Housing — 4.9%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	351,188
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	418,808
Series A, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	105	95,337
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	130	117,463
Series A, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	300	271,003
Series A, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	215	194,639
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	997,368
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	1,500	1,510,334
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	215	196,806
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	205	184,670
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	430	388,526
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	250	227,457
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	644,566
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	438,236
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing (continued)
Series K, Sustainability Bonds, 4.70%, 10/01/50	$570	$ 537,074
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	156,688
Series A, 4.00%, 11/01/48	150	129,314
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	135,292
Series A, 4.10%, 11/01/53	100	82,204
Series D, AMT, 4.25%, 11/01/37	310	293,632
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	277,670
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	230,251
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	220,981
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	874,567
Series E, 2.25%, 10/01/40	680	514,787
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,762
Series A, 4.38%, 12/01/33	2,515	2,516,101
		13,647,724
Other — 0.3%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	725	734,588
State — 26.3%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,110	2,229,747
Series B, (AGM), 0.00%, 11/01/27(e)	4,135	3,910,068
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	1,957,402
4.00%, 06/15/49	1,190	1,004,911
5.00%, 06/15/49	700	686,721
Series A, 5.00%, 06/15/42	4,000	3,999,011
Series B, 6.50%, 04/01/31	1,195	1,210,801
Series EEE, 5.00%, 06/15/48	735	729,044
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	125,957
Sub-Series A, 4.00%, 07/01/34	705	685,121
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,401	1,418,708
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	655	663,672
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	214,657
5.25%, 06/15/46	105	107,278
Series A, 0.00%, 12/15/32(e)	10,000	7,770,269
Series AA, 4.00%, 06/15/36	1,435	1,413,916
Series AA, 4.00%, 06/15/45	2,470	2,144,462
Series AA, 5.00%, 06/15/45	3,500	3,471,469
Series BB, 4.00%, 06/15/44	2,335	2,030,195
Series BB, 4.00%, 06/15/50	1,000	850,605
Series BB, 5.25%, 06/15/50	5,125	5,210,713
Series CC, 5.25%, 06/15/55	6,800	6,893,140
Series S, 5.00%, 06/15/33	550	582,102
Series S, Class BB, 5.00%, 06/15/36	1,250	1,326,328
Series S, Class BB, 4.00%, 06/15/37	700	682,513
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	$8,900	$ 5,913,130
Series A, 0.00%, 12/15/38	10,000	5,533,474
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 06/15/36	1,700	1,680,198
Series A, 5.25%, 06/15/41	1,000	1,053,221
Series AA, 4.25%, 06/15/44	1,545	1,411,039
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,348,315
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,501,424
5.00%, 06/01/38	2,000	2,089,390
		72,849,001
Tobacco — 2.8%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,682,636
Series A, 5.25%, 06/01/46	1,000	996,553
Sub-Series B, 5.00%, 06/01/46	5,205	5,023,798
		7,702,987
Transportation — 9.8%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,241,163
Class A, 5.00%, 11/01/52	1,000	995,235
AMT, (AGM), 5.13%, 01/01/39	1,000	1,001,446
AMT, (AGM), 5.13%, 07/01/42	1,000	999,858
AMT, 5.38%, 01/01/43	905	905,559
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	500	478,964
New Jersey Transportation Trust Fund Authority, RB
5.25%, 12/15/32(c)	105	121,361
Series A, 5.00%, 06/15/30	1,250	1,271,163
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	2,772,857
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	925,316
Series A, 5.25%, 01/01/50	1,500	1,555,756
Series A, 4.00%, 01/01/51	1,560	1,348,970
Series B, 5.25%, 01/01/52	3,405	3,518,500
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	975,568
Series C, 5.00%, 01/01/45	1,500	1,540,144
Series D-2, (AGM), 5.25%, 01/01/26	4,000	4,037,073
South Jersey Transportation Authority, RB
5.25%, 11/01/52	2,000	2,025,380
Series B-1, (BAM), 5.25%, 11/01/52	300	304,328
		27,018,641
Utilities — 0.7%
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,220,292
Security	Par (000)	Value
Utilities (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
3.50%, 04/01/42	$720	$ 588,852
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	150,752
		1,959,896
Total Municipal Bonds in New Jersey		234,032,028
New York — 4.8%
County/City/Special District/School District — 0.3%
New York City Transitional Finance Authority, RB, Series E, 5.00%, 11/01/53	935	938,439
State — 0.8%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	2,140	2,158,306
Transportation — 3.7%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,001,460
AMT, 5.00%, 11/01/30	1,000	1,072,049
AMT, 5.00%, 11/01/33	495	520,214
Series 218, AMT, 5.00%, 11/01/32	1,495	1,578,454
Series 221, AMT, 4.00%, 07/15/45	525	447,959
Series 221, AMT, 4.00%, 07/15/50	1,335	1,102,209
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	1,915	1,907,075
Series 223, AMT, 4.00%, 07/15/41	725	653,046
Series 223, AMT, 4.00%, 07/15/46	1,755	1,480,434
Series 238, AMT, 5.00%, 07/15/39	330	339,851
		10,102,751
Total Municipal Bonds in New York		13,199,496
Pennsylvania — 0.9%
Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,136,080
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,502,782
Total Municipal Bonds in Pennsylvania		2,638,862
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,044	1,138,794
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,672,277
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,619,860
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/46	5,099	1,586,601
Series B-1, Restructured, 0.00%, 07/01/46	567	176,227
Total Municipal Bonds in Puerto Rico		9,193,759
Wisconsin — 0.8%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	187,156

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	$1,000	$ 994,526
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	996,794
		1,991,320
Total Municipal Bonds in Wisconsin		2,178,476
Total Municipal Bonds — 94.7% (Cost: $270,255,620)		262,329,965
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 0.8%
Housing — 0.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	2,258	2,260,538
Total Municipal Bonds in New Jersey		2,260,538
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.8% (Cost: $2,258,015)		2,260,538
Total Long-Term Investments — 95.5% (Cost: $272,513,635)		264,590,503

	Shares
Short-Term Securities
	Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.73%(g)(h)	13,111,180	13,112,492
	Total Short-Term Securities — 4.7% (Cost: $13,112,435)	13,112,492
	Total Investments — 100.2% (Cost: $285,626,070)	277,702,995
	Other Assets Less Liabilities — 0.4%	1,034,539
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%	(1,698,848)
	Net Assets — 100.0%	$ 277,038,686

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,686,971	$ 7,425,521 (a)	$ —	$ —	$ —	$ 13,112,492	13,111,180	$ 55,529	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 262,329,965	$ —	$ 262,329,965
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,260,538	—	2,260,538
Short-Term Securities
Money Market Funds	13,112,492	—	—	13,112,492
	$13,112,492	$264,590,503	$—	$277,702,995
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $1,692,797 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCH BD RES FD	School Board Resolution Fund